FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL RISK MANAGEMENT
Summary of carrying amounts of financial assets and financial liabilities

	December 31,	December 31,
	2022	2021
Financial assets measured at amortized cost
Cash and cash equivalents (Note 14)	4,110	2,419
Trade and other receivables (Note 13)	414	408
Rent security deposits	7	3
Total financial assets	4,531	2,830
Financial liabilities measured at amortized cost
Trade and other payables (Note 17)	364	427
Lease liabilities (Note 10)	69	91
Total financial liabilities	433	518

Schedule of foreign currency risk, impact of fluctuation in US dollar and EURO exchange rates in profit before tax

Change in US
	dollar, EURO	Effect on profit
	exchange rates	before tax
Year ended December 31, 2022
Cash and cash equivalents	+100%/-100%	1,389 / (1,389)
Trade and other payables	+100%/-100%	(90) / 90

Year ended December 31, 2021
Cash and cash equivalents	+100%/-100%	1,600 / (1,600)
Trade and other receivables	+100%/-100%	172 / (172)
Trade and other payables	+100%/-100%	(230) / 230

Summary of credit risk exposure on the Group's trade receivables using a provision matrix

	< 30 days	31–60 days	61–90 days	> 90 days	Total
2022
Expected credit loss rate	0.6%	5.2%	5.5%	75.9%
Total gross carrying amount	371	12	1	12	396
Expected credit loss	2	1	—	9	12

	< 30 days	31–60 days	61–90 days	> 90 days	Total
2021
Expected credit loss rate	0.8%	4.3%	8.4%	72.9%
Total gross carrying amount	216	8	1	8	233
Expected credit loss	2	—	—	6	8

Summary of maturity profile of the Group's financial liabilities based on contractual undiscounted payments

	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2022
Trade and other payables	364	—	—	—	364
Lease liabilities	46	30	—	—	76
Total financial liabilities	410	30	—	—	440

	Within 1 year	1 to 3 years	3 to 5 years	> 5 years	Total
2021
Trade and other payables	427	—	—	—	427
Lease liabilities	50	50	—	—	100
Total financial liabilities	477	50	—	—	527

Summary of changes in the Group's liabilities arising from financing activities, including both cash and non-cash changes

	January 1,	Financing	Leases		December 31,
	2022	cash flows	(non-cash)	Other	2022
Lease liabilities	91	(42)	20	—	69
	91	(42)	20	—	69

	January 1,	Financing	Leases		December 31,
	2021	cash flows	(non-cash)	Other	2021
Borrowings	728	(728)	—	—	—
Lease liabilities	113	(38)	18	(2)	91
	841	(766)	18	(2)	91